Note 8. Goodwill and Intangible Assets (Notes)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS
Intangible assets consist of the following:

		December 31, 2014			December 31, 2013
In millions	Weighted Average Amortization Period (years)	Gross Carrying Amount	Accumulated Amortization or Allocated to Solar Energy Systems	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization or Allocated to Solar Energy Systems	Net Carrying Amount
Amortizable intangible assets:
PPAs and FiTs	20	$552.9	$(12.8)	$540.1	$—	$—	$—
Other	6	29.7	(9.1)	20.6	48.9	(28.4)	20.5
Total amortizable intangible assets		$582.6	$(21.9)	$560.7	$48.9	$(28.4)	$20.5
Indefinite lived assets:
Power plant development arrangements(1)	Indefinite	$116.0	$(93.4)	$22.6	$132.6	$(62.2)	$70.4
Other	Indefinite	3.1	—	3.1	0.9	—	0.9
Total indefinite lived assets		$119.1	$(93.4)	$25.7	$133.5	$(62.2)	$71.3
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(1)
Power plant development arrangements are reclassified to the solar energy system (property, plant and equipment or inventory) upon completion of the related solar energy system. Depending on the classification of the system as held for development and sale or property, plant and equipment, amortization expense is recognized in cost of goods sold or in depreciation expense.

For the years ended December 31, 2014, 2013 and 2012, we recognized amortization expense and expense for power plant development arrangement intangible assets allocated to solar energy systems of $28.1 million, $21.5 million and $34.6 million, respectively. Depending on the classification of the system as held for development and sale or property, plant and equipment, impairment charges related to power plant development assets are recognized in cost of goods sold or in long-lived asset impairment charges. During the year ended December 31, 2014, we incurred impairment charges for our power plant development arrangements of $28.9 million, which are classified in long-lived asset impairment charges in the consolidated statements of operations. During the year ended December 31, 2013, we incurred impairment charges for our power plant development arrangement intangible assets of $10.2 million, which are classified in costs of goods sold in the consolidated statements of operations.
We expect to recognize annual expense on our amortizable intangible assets as follows:

	2015	2016	2017	2018	2019
In millions
Amortization	$35.8	$35.9	$34.9	$34.5	$33.3

The changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2013 are as follows:

In millions
Balance as of December 31, 2012	$—
Goodwill acquired	25.3
Balance as of December 31, 2013	25.3
Purchase accounting adjustments	(0.2)
Goodwill acquired (see Note 3)	48.3
Balance as of December 31, 2014	$73.4

Goodwill balances referenced above relate to our Solar Energy segment.